Investment in Joint Venture	6 Months Ended
Dec. 31, 2024
Investment in Joint Venture [Abstract]
INVESTMENT IN JOINT VENTURE
12.	INVESTMENT IN JOINT VENTURE

	31 December 2024 $	30 June 2024 $
Shares in Tanbreez Mining Greenland A/S	95,769,243	5,000,000
Investment in joint venture accounted for using the equity method	95,769,243	5,000,000

a)	Movements in the carrying amount of the investment in joint venture

	31 December 2024 $	30 June 2024 $
Balance at beginning of period	5,000,000	-
Purchase of unlisted investments (i)	90,000,000	5,000,000
Cash investments	60,000	-
Invoices paid by the Company on behalf of the joint venture	608,249	-
Share of profits of joint venture recognised during the period	100,994	-
Investment in joint venture accounted for using the equity method	95,769,243	5,000,000

(i)	On 5 June 2024, CRML entered into a heads of agreement to acquire 92.5% of the issued capital of Rimbal Pty Ltd (Vendor) which is the registered holder of 92.5% of the issued capital of Tanbreez Mining Greenland A/S (Tanbreez) which holds the only exploitation permit for rare earths in Greenland (HOA). The HOA was comprised of the following stages:

1.	Initial Investment of US$5,000,000 to acquire a 5.55% equity interest in Tanbreez
2.	Stage 1 interest – Issue of US$90,000,000 of shares in CRML subject to holding lock until 28 February 2025 to acquire a 36.45% equity interest in Tanbreez (note 21)

3.	Stage 2 interest – Issue of US$116,000,000 of shares in CRML equal to 95% of the closing price of CRML shares on the date upon which CRML meets a minimum of US$10 million on the permit within 2 years to acquire a 50.50% equity interest in Tanbreez

Under the terms of the HOA, CRML has the right to appoint two directors to the board of Tanbreez. On 2 July 2024, Tony Sage was appointed as CRML’s representative on the Board of Tanbreez.

The Vendor is a company controlled by geologist Gregory Barnes. Under the terms of the HOA, at completion of Stage 1 Interest, Gregory Barnes was appointed Strategic advisor to the board of CRML.

As at 31 December 2024, the CRML Group had completed the Initial Investment and Stage 1 interest and held an interest of 42.0% interest in Tanbreez. In addition, CRML’s controlling entity European Lithium Limited holds a 7.5% interest in Tanbreez and consequently held a 49.5% interest in Tanbreez as at 31 December 2024. As at 31 December 2024, consistent accounting policies have been applied in respect to the accounting of Tanbreez by the Group.

b)	Tanbreez financial information

	31 December 2024 (unaudited) $	30 June 2024 (unaudited) $
Current assets	46,704	49
Non-current assets	30,573,808	29,404,748
Current liabilities	(28,860,446)	(27,827,175)
Equity	1,760,066	1,577,623
Group’s carrying amount of the investment	739,228	662,602

	31 December 2024 (unaudited) $	30 June 2024 (unaudited) $
Other income	915,154	(38,616)
Depreciation	-	-
Profit/(loss) before tax	240,463	(1,220,715)
Income tax expense	-	-
Profit/(loss) for the period	240,463	(1,220,715)
Total comprehensive income/(loss) for the period	-	-
Group’s share of profit/(loss) for the period	100,994	(512,700)

The joint venture has no contingent liabilities or capital commitments as at 31 December 2024.